UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:_______________
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insight Holdings Group, L.L.C.
Address:   680 Fifth Avenue, 8th Floor
           New York, NY  10019


Form 13F File Number: 28-12516
                         _________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blair Flicker
           ______________
Title:     Managing Director
           _________________
Phone:     212-230-9200
           ____________

Signature, Place, and Date of Signing:

   Blair Flicker               New York                     August 12, 2010
----------------------    ------------------            -----------------------
   [Signature]              [City, State]                       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     ____________________               ____________________________________
     [Repeat as necessary.]



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                                                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $41,408
                                            -------------------------
                                                   (thousands)


List of Other Included Managers:

1. Insight Venture Associates V, L.L.C.
2. Insight Venture Associates IV, L.L.C.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a), if any, for additional information with respect to beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities over the securities.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number        Name

    1        28-13728                    Insight Venture Associates V, L.L.C.

    2        28-13731                    Insight Venture Associates IV, L.L.C.


        [Repeat as necessary.]



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                                                     FORM 13F INFORMATION TABLE

   COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
--------------    --------------  ---------   --------  --------------------    ----------   --------      -----------------------
                                               VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER    TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS       SOLE      SHARED  NONE
--------------    --------------  ---------   --------  --------------------    ----------   --------      -----------------------
SolarWinds, Inc.      Com         83416B109   41,408    2,581,543   Sh            Defined     1 and 2       2,581,543
                                                                                                           (shared-defined)

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[Repeat as necessary]